Variable Interest Entities ("VIE") (Tables)	9 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Bareboat Charters
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of September 30, 2020, are shown below:

(in thousands of $)	2020 (1)	2021	2022	2023	2024	2025+
Golar Glacier	4,310	17,100	17,100	17,100	12,884	—
Golar Kelvin	4,310	17,100	17,100	17,100	15,695	—
Golar Snow	4,310	17,100	17,100	17,100	15,695	—
Golar Ice	4,310	17,100	17,100	17,100	17,147	1,452
Golar Tundra (2)	4,498	17,604	17,051	16,498	15,953	12,863
Golar Seal	3,382	13,717	13,717	13,754	13,717	13,717
Golar Crystal (2)	2,451	9,804	9,840	9,866	9,901	22,335
Hilli (2)	25,489	100,180	97,187	94,194	91,273	275,722
LNG Croatia (2)	114,497	—	—	—	—	—
Golar Bear (2)	3,511	13,793	13,373	12,952	12,541	26,124
(1) For the three months ending December 31, 2020.
(2) The payment obligations relating to the Golar Tundra, Golar Crystal, Hilli, LNG Croatia and Golar Bear above includes variable rental payments due under the lease based on an assumed LIBOR plus margin.

Schedule of Variable Interest Entities
The assets and liabilities of these lessor VIEs that most significantly impact our consolidated balance sheet as of September 30, 2020 and December 31, 2019, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	Golar Crystal	Hilli	LNG Croatia	Golar Bear	September 30, 2020	December 31, 2019
Assets											Total	Total
Restricted cash and short-term deposits	9	1,461	1,461	9	—	13,804	5,074	28,608	6,033	5,279	61,738	34,947

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	(114,875)	(134,322)	(115,408)	(88,107)	(10,293)	—	(8,092)	(431,465)	(115,225)	—	(1,017,787)	(963,005)
Long-term interest bearing debt - non-current portion (1)	—	—	—	—	(82,406)	(100,408)	(77,135)	(292,592)	—	(103,498)	(656,039)	(617,124)
	(114,875)	(134,322)	(115,408)	(88,107)	(92,699)	(100,408)	(85,227)	(724,057)	(115,225)	(103,498)	(1,673,826)	(1,580,129)
(1) Where applicable, these balances are net of deferred finance charges.

The most significant impact of the lessor VIE's operations on our unaudited consolidated statements of income, and unaudited consolidated statements of cash flows, are as follows:

(in thousands of $)	Nine months ended September 30,
	2020	2019
Statement of income
Interest expense	27,752	51,445

Statement of cash flows
Net debt repayments	(352,046)	(294,413)
Net debt receipts	444,307	144,278
The assets and liabilities of Hilli LLC(1) that most significantly impact our consolidated balance sheet are as follows:

(in thousands of $)	September 30, 2020	December 31, 2019
Balance sheet
Current assets	80,604	64,507
Non-current assets	1,223,490	1,300,605
Current liabilities	(473,195)	(496,029)
Non-current liabilities	(363,630)	(418,578)
(1) As Hilli LLC is the primary beneficiary of the Hilli Lessor VIE (see above) the Hilli LLC balances include the Hilli Lessor VIE.

The most significant impact of Hilli LLC VIE's operations on our unaudited consolidated statements of income, and unaudited consolidated statements of cash flows, are as follows:

(in thousands of $)	Nine months ended September 30,
	2020	2019
Statement of operations
Liquefaction services revenue	163,572	163,572
Realized and unrealized (loss)/gain on oil derivative instrument	(36,861)	(31,441)

Statement of cash flows
Net debt repayments	(281,972)	(204,447)
Net debt receipts	223,821	129,454
The assets and liabilities of Gimi MS that most significantly impact our consolidated balance sheet are as follows:

(in thousands of $)	September 30, 2020	December 31, 2019
Balance sheet
Current assets	789	24,894
Non-current assets	598,678	434,248
Current liabilities	(73,536)	(9,697)
Non-current liabilities	(202,783)	(107,902)

The most significant impact of Gimi MS VIE's operations on our unaudited consolidated statements of cash flows, is as follows:

(in thousands of $)	Nine months ended September 30,
	2020	2019
Statement of cash flows
Additions to asset under development	142,397	145,358
Net debt receipts	95,000	—
Proceeds from subscription of equity interest	7,098	77,086